Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,545,000
Previously Paid Amount	0.00
Total Fee Amount	489.56
Total Offset Amount	0.00
Net Fee	489.56
Narrative - Max Aggregate Offering Price	$ 3,545,000
Final Prospectus	true